Future Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2015	$ 4,674
2016	4,597
2017	4,346
2018	4,177
2019 and thereafter	7,197
Total future amortization of intangible assets	$ 24,991	$ 29,157	$ 33,383	$ 46,675